Vessel Operating and Voyage Expenses (Details) - USD ($)	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Vessel Operating Expenses [Abstract]
Crew and related costs	$ 765,533	$ 672,159
Repairs & maintenance, spares, stores, classification, chemicals & gases, paints, victualling	375,139	228,895
Lubricants	129,053	71,225
Insurances	101,151	95,541
Tonnage taxes	29,469	25,470
Other	61,128	32,693
Total	1,461,473	1,125,983
Voyage Expenses [Abstract]
Brokerage commissions (including commissions of $0 and $36,839, respectively, to related party)	49,904	73,023
Port & other expenses	18,614	12,103
(Gain)/loss on bunkers	36,998	(76,193)
Total	105,516	8,933
Commissions to related party	$ 36,839	$ 0